Derivatives - Summary of Derivative Assets and Derivative Liabilities on Consolidated Balance Sheets on Net Basis (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Offsetting Liabilities [Line Items]
Net amount recognized in the consolidated balance sheets	$ 10,702
Gross amount	10,702
Foreign Currency Contracts
Offsetting Liabilities [Line Items]
Net amount recognized in the consolidated balance sheets	10,702
Gross amount	$ 10,702